FINANCIAL INSTRUMENTS Level 2 financial instruments (Details) - Level 2 of fair value hierarchy [member] - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	$ 585	$ 92
Derivative financial liabilities	(237)	(405)
Interest rate swap contract [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount		$ 6
Average rate of hedging instrument		1.01%
Derivative financial assets		$ 0
Derivative Financial Assets, Average Rate		0.98%
Derivative liability, notional amount		$ 6
Derivative financial liabilities		0
Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	2,485	586
Derivative financial assets	118	8
Derivative liability, notional amount	956	3,939
Derivative financial liabilities	(14)	(140)
Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	869	525
Derivative financial assets	23	17
Derivative liability, notional amount	618	774
Derivative financial liabilities	(18)	(11)
Currency swaps purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount		0
Derivative financial assets		0
Derivative liability, notional amount		9
Derivative financial liabilities		(7)
Currency swaps sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	0	0
Derivative financial assets	0	0
Derivative liability, notional amount	1,000	1,000
Derivative financial liabilities	(137)	(157)
Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,393	0
Derivative financial assets	12	0
Derivative liability, notional amount	228	338
Derivative financial liabilities	(1)	(7)
Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,478	0
Derivative financial assets	17	0
Derivative liability, notional amount	225	319
Derivative financial liabilities	(2)	(5)
Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	170	25
Derivative financial liabilities	(172)	(327)
Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	160	20
Derivative financial assets	9	1
Derivative liability, notional amount	112	467
Derivative financial liabilities	(34)	(38)
Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	717	796
Derivative financial assets	406	65
Derivative liability, notional amount	416	534
Derivative financial liabilities	(31)	(40)
Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	6	9
Derivative financial assets	0	1
Derivative liability, notional amount	14	0
Derivative financial liabilities	0	0
Total raw materials (base metal), freight, energy, emission rights
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	415	67
Derivative financial liabilities	$ (65)	$ (78)